Filed electronically with the Securities and Exchange Commission on May 4, 2011

                 File No. 033-05724
                 File No. 811-04670

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 97	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 100	|X|

DWS Global/International Fund, Inc.
(Exact name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

●	DWS Enhanced Emerging Markets Fixed Income Fund — Classes A, B, C, S and Institutional
●	DWS Enhanced Global Bond Fund — Classes A, B, C and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 25th day of April 2011.

DWS GLOBAL/INTERNATIONAL FUND, INC.

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	April 25, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 25, 2011

/s/John W. Ballantine
John W. Ballantine*	Director	April 25, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	April 25, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	April 25, 2011

/s/Keith R. Fox
Keith R. Fox*	Director	April 25, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	April 25, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	April 25, 2011

/s/Richard J. Herring
Richard J. Herring*	Director	April 25, 2011

/s/William McClayton
William McClayton*	Director	April 25, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	April 25, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	April 25, 2011

SIGNATURE	TITLE	DATE

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	April 25, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	April 25, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registration Statement filed on November 26, 2008; and Post-Effective Amendment No. 76 to the Registration Statement filed on May 16, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase